Operations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Operations and Principal Activities
Summary of the Company's major subsidiaries and VIE

As of December 31, 2022, the Company’s major subsidiaries, VIEs and VIE’s subsidiary are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service
Shanghai Zhishi Technology Co., Ltd. (formerly known as “Shanghai Zhishi Commercial Consulting Co., Ltd.”)	PRC, 2021	Technology and consulting service
Shanghai Paya Information Technology Co., Ltd.	PRC, 2021	Consulting service
Zhizhe Information Technology Services Chengdu Co., Ltd.	PRC, 2016	Technology, business support in the PRC
Chengdu Zhizhewanjuan Technology Co., Ltd.	PRC, 2017	Information transmission, software and information technology service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training
Shanghai Biban Network Technology Co., Ltd.	PRC, 2021	Vocational training

VIE’s subsidiary
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC

Summary of the consolidated financial information of the Group's VIE and its subsidiaries

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	59,313	250,759
Short-term investments	434,505	38,500
Trade receivables	58,282	121,796
Amounts due from related parties	7,971	22,013
Amounts due from Group companies	7,742	8,671
Prepayments and other current assets	50,753	68,491
Non-current assets:
Property and equipment, net	557	813
Intangible assets, net	66,186	66,124
Goodwill	73,663	103,514
Right-of-use assets	5,878	4,772
Other non-current assets	243	8,943
Total assets	765,093	694,396

Current liabilities
Accounts payable and accrued liabilities	120,057	187,595
Salary and welfare payables	2,473	10,132
Taxes payable	2,508	3,925
Contract liabilities	130,420	269,425
Amounts due to related parties	16,303	16,000
Amounts due to Group companies(a)	420,411	145,247
Short-term lease liabilities	1,613	2,428
Other current liabilities	22,537	22,991
Non-current liabilities
Long-term lease liabilities	3,689	2,525
Deferred tax liabilities	14,030	8,555
Other non-current liabilities	8,439	30,373
Total liabilities	742,480	699,196

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Inter-company revenues	1,113	196	866
Third-party revenues	368,933	766,032	1,548,003
Inter-company cost(a)	(187,993)	(330,486)	(582,440)
Third-party cost	(177,598)	(373,390)	(618,365)
Gross Profit	4,455	62,352	348,064
Operating Expenses	(15,561)	(85,017)	(361,723)
Other income	4,572	4,834	9,452
Loss before income tax	(6,534)	(17,831)	(4,207)
Income tax expense	(1,049)	(3,435)	(6,948)
Net loss	(7,583)	(21,266)	(11,155)
Net loss attributable to non-controlling interests shareholders	—	—	128
Net loss attributable to the Company	(7,583)	(21,266)	(11,027)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Purchases of goods and services from Group Companies(a)	(159,651)	(45,579)	(906,100)
Operating activities with external parties	225,436	432,031	727,853
Net cash provided by/(used in) operating activities	65,785	386,452	(178,247)
Purchases of short-term investments	(175,000)	(870,000)	(1,513,535)
Proceeds of maturities of short-term investments	165,000	490,000	1,924,071
Other investing activities with external parties	—	(33,626)	(40,843)
Net cash (used in)/provided by investing activities	(10,000)	(413,626)	369,693
Net increase/(decrease) in cash and cash equivalents	55,785	(27,174)	191,446
Cash and cash equivalents at beginning of the year	30,702	86,487	59,313
Cash and cash equivalents at end of the year	86,487	59,313	250,759

(a)	VIEs have incurred RMB186.1 million, RMB330.5 million and RMB572.3 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized same amounts as revenues for the years ended December 31, 2020, 2021 and 2022, respectively. In 2020, 2021, and 2022, the total amount of such service fees that VIEs paid to the relevant WFOE under the relevant agreements was RMB159.7 million, RMB45.6 million and RMB896.3 million, respectively. Unsettled balance of such transactions was RMB345.9 million and RMB54.6 million as of December 31, 2021 and 2022, respectively.